UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08234

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1. Schedule of Investments.

	U.S./Short Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT TERM INVESTMENTS - 92.2%

US GOVERNMENT AGENCY OBLIGATIONS - 90.7%

$ 5,200,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$5,200,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $5,200,000)	$5,200,000

Shares		Value
MONEY MARKET FUND - 1.5%

86,122	Fidelity Institutional Money Market Portfolio	$86,122

	TOTAL MONEY MARKET FUND
	(Cost $86,122)	$86,122

	TOTAL SHORT-TERM INVESTMENTS - 92.2%
	(Cost $5,286,122)	$5,286,122

	Other Assets in Excess of Liabilities - 7.8%	447,718

	TOTAL NET ASSETS - 100.0%	$5,733,840

Percentages are calculated as a percent of net assets.

	U.S./Short Fund
	Schedule of Short Futures Contracts
	May 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

26	S&P 500 Index Mini Futures Contracts
	Expiring June 2006
	(Underlying Face Amount
	at Market Value $1,653,275)	$33,258

	U.S./Short Fund
	Schedule of Short Equity Swap Contracts May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	3,217	$4,145,995	7/19/2006	$73,469

	OTC Plus Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 95.6%
Air Freight & Logistics - 1.3%
1,294	C.H. Robinson Worldwide, Inc.	$56,988
809	Expeditors International of Washington, Inc.	79,646
		136,634
Biotechnology - 8.2%
4,409	Amgen, Inc.	298,004
2,891	Biogen Idec, Inc. *	134,807
2,652	Celgene Corp. *	109,926
2,502	Genzyme Corp. *	148,869
3,519	Gilead Sciences, Inc. *	201,744
		893,350
Chemicals - 0.3%
500	Sigma-Aldrich Corp.	34,710

Commercial Services & Supplies - 1.1%
1,558	Cintas Corp.	65,997
1,037	Monster Worldwide, Inc. *	50,678
		116,675
Communications Equipment - 12.0%
16,983	Cisco Systems, Inc. *	334,225
1,621	Comverse Technology, Inc. *	36,505
14,845	JDS Uniphase Corp. *	44,980
2,859	Juniper Networks, Inc. *	45,544
15,439	QUALCOMM, Inc.	697,997
1,432	Research In Motion Ltd. *	92,923
849	Telefonaktiebolaget LM Ericsson ADR	27,194
1,980	Tellabs, Inc. *	28,314
		1,307,682
Computer Programming Services - 0.3%
2,791	BEA Systems, Inc. *	37,846

Computers & Peripherals - 8.7%
9,148	Apple Computer, Inc. *	546,776
6,692	Dell, Inc. *	169,843
3,024	Network Appliance, Inc. *	96,768
1,376	SanDisk Corp. *	77,427
11,636	Sun Microsystems, Inc. *	54,224
		945,038
Consumer Services - 0.7%
1,357	Apollo Group, Inc. *	70,985

Distributors - 0.4%
1,116	Fastenal Co.	47,988

Electrical Equipment - 0.3%
1,517	American Power Conversion Corp.	29,855

Electronic Equipment & Instruments - 1.5%
645	CDW Corp.	36,075
4,842	Flextronics International Ltd. *	54,521
776	Garmin Ltd.	72,393
		162,989
Energy Equipment & Services - 0.4%
1,349	Patterson-UTI Energy, Inc.	40,335

Health Care Equipment & Supplies - 1.4%
2,576	Biomet, Inc.	90,701
583	DENTSPLY International, Inc.	34,863
274	Intuitive Surgical, Inc. *	30,494
		156,058
Health Care Providers & Services - 1.3%
1,009	Express Scripts, Inc. *	73,940
725	Lincare Holdings, Inc. *	27,042
1,025	Patterson Companies, Inc. *	35,106
		136,088
Hotels Restaurants & Leisure - 3.2%
8,203	Starbucks Corp. *	292,437
839	Wynn Resorts Ltd. *	59,737
		352,174
Internet & Catalog Retail - 4.1%
2,140	Amazon.com, Inc. *	74,066
8,109	eBay, Inc. *	266,056
2,649	Expedia, Inc. *	37,642
2,580	IAC/InterActiveCorp *	66,641
		444,405
Internet Software & Services - 5.7%
1,142	Akamai Technologies, Inc. *	35,733
1,009	Google, Inc. *	375,167
1,796	VeriSign, Inc. *	40,320
5,268	Yahoo!, Inc. *	166,416
		617,636
IT Services - 2.5%
673	CheckFree Corp. *	33,603
1,041	Cognizant Technology Solutions Corp. *	61,419
1,784	Fiserv, Inc. *	76,979
2,783	Paychex, Inc.	102,164
		274,165
Machinery - 1.5%
934	Joy Global, Inc.	50,193
1,463	PACCAR, Inc.	112,432
		162,625
Media - 5.0%
7,379	Comcast Corp. - Class A *	237,087
1,840	Discovery Holding Co. *	25,521
1,688	EchoStar Communications Corp. - Class A *	50,522
669	Lamar Advertising Co. *	36,474
1,867	Liberty Global, Inc. - Class A *	42,810
2,398	NTL Inc. *	63,979
11,732	Sirius Satellite Radio, Inc. *	53,146
2,056	XM Satellite Radio Holdings, Inc. - Class A *	29,647
		539,186

Medical Instruments - 0.6%
2,035	MedImmune, Inc. *	64,754

Multiline Retail - 1.8%
1,301	Sears Holdings Corp. *	197,583

Pharmaceuticals - 2.4%
907	Amylin Pharmaceuticals, Inc. *	41,223
796	Sepracor, Inc. *	41,209
4,861	Teva Pharmaceutical Industries Ltd. ADR	176,989
		259,421
Prepackaged Software - 0.3%
1,863	Check Point Software Technologies Ltd. *	35,993

Retail - Discount - 0.9%
1,926	Costco Wholesale Corp.	101,943

Retail - Food - 0.6%
1,053	Whole Foods Market, Inc.	68,445

Semiconductor & Semiconductor Equipment - 11.5%
3,940	Altera Corp. *	77,066
6,342	Applied Materials, Inc.	107,243
1,913	ATI Technologies, Inc. *	31,584
3,275	Broadcom Corp. - Class A *	110,728
15,922	Intel Corp.	286,914
1,869	KLA-Tencor Corp.	76,704
1,116	Lam Research Corp. *	49,986
3,158	Linear Technology Corp.	106,582
2,116	Marvell Technology Group Ltd. *	100,870
3,472	Maxim Integrated Products, Inc.	106,694
1,369	Microchip Technology, Inc.	46,957
2,598	Nvidea Corp. *	59,702
3,535	Xilinx, Inc.	91,910
		1,252,940
Software - 14.2%
1,909	Activision, Inc. *	24,950
4,555	Adobe Systems, Inc. *	130,410
1,859	Autodesk, Inc. *	67,649
2,297	Cadence Design Systems, Inc. *	41,438
1,619	Citrix Systems, Inc. *	60,842
2,367	Electronic Arts, Inc. *	99,580
1,723	Intuit, Inc. *	95,265
27,487	Microsoft Corp.	622,580
16,635	Oracle Corp. *	236,550
1,358	Red Hat, Inc. *	35,607
8,432	Symantec Corp. *	131,539
		1,546,410

Specialty Retail - 2.5%
2,927	Bed Bath & Beyond, Inc. *	102,942
1,075	PETsMART, Inc.	28,681
1,100	Ross Stores, Inc.	31,075
3,783	Staples, Inc.	88,863
1,332	Urban Outfitters, Inc. *	24,735
		276,296
Wireless Telecommunication Services - 0.9%
749	Millicom International Cellular SA *	33,817
1,143	NII Holdings, Inc. *	62,248
		96,065
	TOTAL COMMON STOCKS
	(Cost $5,390,100)	$10,406,274

Face Amount		Value
SHORT-TERM INVESTMENTS - 1.4%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%

$100,000	Federal Home Loan Bank
	Discount Note, 2.65%, 6/1/06	$100,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $100,000)	$100,000

Shares		Value
MONEY MARKET FUND - 0.5%

49,452	Fidelity Institutional Money Market Portfolio	$49,452

	TOTAL MONEY MARKET FUND
	(Cost $49,452)	$49,452

	TOTAL SHORT-TERM INVESTMENTS - 1.4%
	(Cost $149,452)	$149,452

	TOTAL INVESTMENTS - 97.0%
	(Cost $5,539,552)	$10,555,726

	Other Assets in Excess of Liabilities - 3.0%	328,355

	TOTAL NET ASSETS - 100.0%	$10,884,081

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing

	OTC Plus Fund
	Schedule of Futures Contracts Purchased
	May 31, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

20	NASDAQ 100 Index Futures Contracts
	Expiring June 2006
	(Underlying Face Amount at
	Market Value $3,164,000)	$(221,090)

	Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 79.8%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.0%

$2,900,000	Federall Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$2,900,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $2,900,000)	$2,900,000

Shares		Value
MONEY MARKET FUND - 2.8%

104,000	Fidelity Institutional Money Market Portfolio	$104,000

	TOTAL MONEY MARKET FUND
	(Cost $104,000)	$104,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,004,000)	$3,004,000

	Total Investments - 79.8%
	(Cost $3,004,000)	$3,004,000

	Other Assets in Excess of Liabilities - 20.2%	760,622

	TOTAL NET ASSETS - 100.0%	$3,764,622

Percentages are calculated as a percent of net assets.

	Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)
	Schedule of Futures Contracts Purchased
	May 31, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

7	Russell 2000 Index Futures Contracts
	Expiring June 2006
	(Underlying Face Amount
	at Market Value $2,524,375)	$(26,607)

	Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund)
	Schedule of Equity Swap Contracts Purchased
	February 28, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Russell 2000 Index	9,467	$6,965,758	5/17/2007	$(139,747)

	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 73.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.7%

$16,600,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$16,600,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $16,600,000)	$16,600,000

Shares		Value
MONEY MARKET FUND - 2.2%

509,800	Fidelity Institutional Money Market Portfolio	$509,800

	TOTAL MONEY MARKET FUND
	(Cost $509,800)	$509,800

	TOTAL SHORT-TERM INVESTMENTS - 73.9%
	(Cost $17,109,800)	$17,109,800

	Other Assets in Excess of Liabilities - 26.1%	6,055,391

	TOTAL NET ASSETS - 100.0%	$23,165,191

Percentages are calculated as a percent of net assets.

	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
	Schedule of Short Futures Contract
	May 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

38	Russell 2000 Index Futures Contracts
	Expiring June 2006
	(Underlying Face Amount
	at Market Value $13,703,750)	$352,179

	Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund)
	Schedule of Short Equity Swap Contracts May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Russell 2000 Index	61,207	$44,578,837	5/14/2007	$1,025,306

	Dow 30 Plus Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 87.8%
Aerospace & Defense - 11.8%
3,076	The Boeing Co.	$256,077
3,076	Honeywell International, Inc.	126,670
3,076	United Technologies Corp.	192,311
		575,058
Automobiles - 1.7%
3,076	General Motors Corp.	82,837

Beverages - 2.8%
3,076	The Coca-Cola Co.	135,436

Chemicals - 2.7%
3,076	EI du Pont de Nemours & Co.	130,822

Computers & Peripherals - 7.1%
3,076	Hewlett-Packard Co.	99,601
3,076	International Business Machines Corp.	245,772
		345,373
Financial Services - 9.2%
3,076	American Express Co.	167,211
3,076	Citigroup, Inc.	151,647
3,076	JPMorgan Chase & Co.	131,161
		450,019
Food & Staples Retailing - 3.0%
3,076	Wal-Mart Stores, Inc.	149,032

Hotels Restaurants & Leisure - 2.1%
3,076	McDonald's Corp.	102,031

Industrial Conglomerates - 7.4%
3,076	3M Co.	257,338
3,076	General Electric Co.	105,384
		362,722
Insurance - 3.8%
3,076	American International Group, Inc.	187,021

Machinery - 4.6%
3,076	Caterpillar, Inc.	224,394

Manufacturing - 3.4%
3,076	The Procter & Gamble Co.	166,873

Media - 1.9%
3,076	The Walt Disney Co.	93,818

Metals & Mining - 2.0%
3,076	Alcoa, Inc.	97,571

Oil, Gas & Consumable Fuels - 3.8%
3,076	Exxon Mobil Corp.	187,359

Pharmaceuticals - 7.4%
3,076	Johnson & Johnson	185,237
3,076	Merck & Co., Inc.	102,400
3,076	Pfizer, Inc.	72,778
		360,415
Semiconductor & Semiconductor Equipment - 1.1%
3,076	Intel Corp.	55,429

Software - 1.4%
3,076	Microsoft Corp.	69,671

Specialty Retail - 2.4%
3,076	The Home Depot, Inc.	117,257

Telecommunication Services - 3.6%
3,076	AT&T, Inc.	80,161
3,076	Verizon Communications, Inc.	96,002
		176,163
Tobacco - 4.6%
3,076	Altria Group, Inc.	222,549

	TOTAL COMMON STOCKS
	(Cost $2,495,061)	$4,291,850

Shares		Value
SHORT-TERM INVESTMENTS - 2.0%

MONEY MARKET FUND - 2.0%

98,037	Fidelity Institutional Money Market Portfolio	$98,037

	TOTAL MONEY MARKET FUND
	(Cost $98,037)	$98,037

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $98,037)	$98,037

	TOTAL INVESTMENTS - 89.8%
	(Cost $2,593,098)	$4,389,887

	Other Assets in Excess of Liabilities - 10.2%	497,269

	TOTAL NET ASSETS - 100.0%	$4,887,156

Percentages are calculated as a percent of net assets.

	Dow 30 Plus Fund
	Schedule of Futures Contracts Purchased
	May 31, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

16	Dow Jones Industrial Average Index
	Futures Contracts Expiring June 2006
	(Underlying Face Amount
	at Market Value $1,788,800)	$(8,332)

	Dynamic HY Bond Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
CORPORATE BONDS - 29.8%

Automobiles - 2.7%
$1,000,000	General Motors Corp.
	7.125%, 07/15/2013	$787,500

Grantor Trust - 18.9%
5,463,414	TRAINS High Yield Note
	7.560%, 02/15/2015
	(Cost - $5,549,459;
	Acquired 10/18/2005, 03/16/2006, 05/26/2006)[1,2]	5,451,510

Media - 1.6%
500,000	XM Satellite Radio, Inc.
	9.750%, 05/01/2014
	(Cost - $500,000;
	Acquired 04/21/2006)[1]	467,500

Motor Vehicles And Passenger Car Bodies - 3.0%
1,000,000	Ford Motor Credit Co.
	7.000%, 10/01/2013	863,803

Multiline Retail - 3.6%
1,000,000	Neiman Marcus Group, Inc.
	9.000%, 10/15/2015
	(Cost - $1,040,565;
	Acquired 02/01/2006)[1]	1,046,250

	TOTAL CORPORATE BONDS
	(Cost $8,747,761)	$8,616,563

Shares		Value
SHORT-TERM INVESTMENTS - 72.9%
MONEY MARKET FUND - 72.9%
21,035,466	Federated Prime Obligations Fund - Class 1	$21,035,466

	TOTAL SHORT-TERM INVESTMENTS - 72.9%
	(Cost $21,035,466)	$21,035,466

	TOTAL INVESTMENTS -102.7%
	(Cost $29,783,227)	$29,652,029

	Liabilities in Excess of Other Assets - (2.7)%	(780,121)

	TOTAL NET ASSETS - 100.0%	$28,871,908

Percentages are calculated as a percent of net assets.

[1]	144A securities are those that are exempt from registration under Rule 144A of the Securities
	Act of 1933, as amended. These securities are generally issued to qualified institutional
	buyers ("QIBs"), such as the Fund. Any resale of these securities must generally
	be effected through a sale that is exempt from registration (e.g. a sale to another QIB),
	or the security must be registered for public sale. At May 31, 2006, the market value of 144A
	securities was $7,090,024 or 24.6% of net assets.

[2]	Variable rate security.

	Dynamic HY Bond Fund
	Schedule of Credit Default Swaps
	May 31, 2006 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Morgan Stanley Dean
Witter & Co.	Dow Jones CDX	Sell	3.95%	$13,580,000	12/20/2010	$508,105

	HY Bear Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
MONEY MARKET FUND - 100.6%

10,548,298	Federated Prime Obligations Fund - Class 1	$10,548,298

	TOTAL MONEY MARKET FUND - 100.6%
	(Cost $10,548,298)	$10,548,298

	Liabilities in Excess of Other Assets - (0.6)%	$(63,407)

	TOTAL NET ASSETS - 100.0%	$10,484,891

Percentages are calculated as a percent of net assets.

HY Bear Fund
Schedule of Short Credit Default Swaps
May 31, 2006 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Expiration	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Goldman Sachs & Co.	Dow Jones CDX	Buy	3.95%	$145,500	12/20/2010	$1,910
	Dow Jones CDX	Buy	3.45%	3,250,000	6/20/2011	(6,233)

Morgan Stanley Dean
Witter & Co.	Dow Jones CDX	Buy	3.95%	145,500	12/20/2010	5,366

Bear Stearns & Co.	Dow Jones CDX	Buy	3.45%	7,000,000	6/20/2011	(61,215)

						(60,172)

	10 Year Note Bull 2.5X Fund (formerly 10 Years Plus Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 42.8%

11,975	iShares Lehman 7-10 Year Treasury Bond Fund	$963,149

	TOTAL INVESTMENT COMPANIES
	(Cost $961,205)	$963,149

Face Amount		Value
U.S. TREASURY OBLIGATIONS - 169.0%

$ 4,000,000	U.S. Treasury Note
	4.50%, 02/15/2016	$3,805,625

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $3,818,489)	$3,805,625

SHORT-TERM INVESTMENTS - 60.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.5%

$ 1,250,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$1,250,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $1,250,000)	$1,250,000

Shares		Value
MONEY MARKET FUND - 4.8%

109,177	Fidelity Institutional Money Market Portfolio
	(Cost $109,177)	$109,177

	TOTAL MONEY MARKET FUND
	(Cost $109,177)	$109,177

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,359,177)	$1,359,177

TOTAL INVESTMENTS - 272.1%
(Cost $6,138,871)	$6,127,951

Liabilities in Excess of Other Assets - (172.1)%	(3,875,479)

TOTAL NET ASSETS - 100.0%	$2,252,472

Percentages are calculated as a percent of net assets.

10 Year Note Bull 2.5X Fund (formerly 10 Years Plus Fund)
Schedule of Futures Contracts Purchased
May 31, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

6	U.S. Treasury 10-Year
	Note Future Contracts
	Expiring June 2006
	(Underlying Face Amount
	at Market Value $630,094)	$(4,246)

	10 Year Note Bull 2.5X Fund (formerly 10 Years Plus Fund)
	Schedule of Securities Sold Short
	May 31, 2006 (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENTS

$ 3,880,000	Mizuho Repurchase Agreement,
	4.50%, 06/01/2006 (Dated 05/31/2006,
	Collateralized by U.S. Treasury Note, 4.50%,
	due 02/15/2016 valued at $3,805,625.
	Repurchase proceeds are $3,880,000)	$3,880,000

	TOTAL SECURITIES SOLD SHORT
	(Cost $3,880,000)	$3,880,000

Ten Year Note Bull 2.5X Fund (formerly 10 Years Plus Fund)
Schedule of Equity Swap Contracts Purchased
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Ishares Lehman 7-10 Year Treasury Bond Fund	2,745	$220,478	3/30/2007	$527

	10 Year Note Bear 2.5X Fund (formerly Contrabond Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 102.9%
U.S. GOVERNMENT AGENCY OBLIGATION - 102.2%

$21,600,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $21,600,000)	$21,600,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $21,600,000)	$21,600,000

Shares		Value
MONEY MARKET FUND - 0.7%
153,981	Fidelity Institutional Money Market Portfolio
	(Cost $153,981)	$153,981

	TOTAL MONEY MARKET FUND
	(Cost $153,981)	$153,981

	TOTAL SHORT-TERM INVESTMENTS - 102.9%
	(Cost $21,753,981)	$21,753,981

	Liabilities in Excess of Other Assets - (2.9)%	(614,562)

	TOTAL NET ASSETS - 100.0%	$21,139,419

Percentages are calculated as a percent of net assets.

10 Year Note Bear 2.5X Fund (formerly Contrabond Fund)
Schedule of Short Futures Contracts
May 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

8	U.S. Treasury 10-Year
	Note Future Contracts
	Expiring June 2006
	(Underlying Face Amount
	at Market Value $840,125)	$6,558

10 Year Note Bear 2.5X Fund (formerly Contrabond Fund)
Schedule of Securities Sold Short
May 31, 2006 (Unaudited)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS
	U.S. Treasury Note
$55,000,000	4.50%, 02/15/2016	$52,327,344
	TOTAL SECURITY SOLD SHORT
	(Proceeds $53,847,527)	$52,327,344

	Commodity Bull 2X Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 50.8%

22,493	DB Commodity Index Tracking Fund	$574,021
6,000	United States Oil Fund Lp	406,740

	TOTAL INVESTMENT COMPANIES
	(Cost $933,305)	$980,761

Face Amount		Value
SHORT-TERM INVESTMENTS - 30.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.5%

$ 550,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$550,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $550,000)	$550,000

Shares		Value
MONEY MARKET FUND - 1.8%

34,772	Fidelity Institutional Money Market Portfolio	$34,772

	TOTAL MONEY MARKET FUND
	(Cost $34,772)	$34,772

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $584,772)	$584,772

	TOTAL INVESTMENTS - 81.1%
	(Cost $1,518,077)	$1,565,533

	Other Assets in Excess of Liabilities - 18.9%	365,971

	TOTAL NET ASSETS - 100.0%	$1,931,504

Percentages are calculated as a percent of net assets.

Commodity Bull 2X Fund
Schedule of Equity Swap Contracts Purchased
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	MS Commodity Related Equity	2,386	$1,395,390	3/17/2007	$(854)

	Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 11.8%

8,159	iShares MSCI Emerging Markets Index Fund	$764,498

	TOTAL INVESTMENT COMPANIES
	(Cost $728,655)	$764,498

SHORT-TERM INVESTMENTS - 27.0%
MONEY MARKET FUND - 3.9%

256,869	Fidelity Institutional Money Market Portfolio	$256,869

	TOTAL MONEY MARKET FUND
	(Cost $256,869)	$256,869

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.1%

	Federal Home Loan Bank
$1,500,000	Discount Note, 2.65%, 06/01/2006	$1,500,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $1,500,000)	$1,500,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,756,869)	$1,756,869

	TOTAL INVESTMENTS - 38.8%
	(Cost $2,485,524)	$2,521,367

	Other Assets in Excess of Liabilities - 61.2%	3,972,565

	TOTAL NET ASSETS - 100.0%	$6,493,932

Percentages are calculated as a percent of net assets.

Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)
Schedule of Short Equity Swap Contracts
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	ishares MSCI Emerging Market Index	30,000	$2,780,915	5/24/2007	$(30,085)

Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund)
Schedule of Equity Swap Contracts Purchased
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse First Boston	ishares MSCI Emerging Market Index	160,160	$15,006,992	5/24/2007	$(1,469,395)

	Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 63.4%
U.A. GOVERNMENT AGENCY OBLIGATIONS - 62.4%

$18,500,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$18,500,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $18,500,000)	$18,500,000

Shares		Value
MONEY MARKET FUND - 1.0%

282,388	Fidelity Institutional Money Market Portfolio	$282,388

	TOTAL MONEY MARKET FUND
	(Cost $282,388)	$282,388

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,782,388)	$18,782,388

	Other Assets in Excess of Liabilities - 36.6%	10,861,556

	TOTAL NET ASSETS - 100.0%	$29,643,944

Percentages are calculated as a percent of net assets.

Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund)
Schedule of Short Equity Swap Contracts
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	ishares MSCI Emerging Market Index Fund	278,000	$26,132,127	1/8/2007	$83,493

Credit Suisse First Boston	ishares MSCI Emerging Market Index Fund	352,585	33,037,215	5/16/2007	1,498,799

					$ 1,582,292

	Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 98.2%

30,669	iShares MSCI EAFE Index Fund	$2,007,286

	TOTAL INVESTMENT COMPANIES
	(Cost $1,940,509)	$2,007,286

SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUND - 1.5%

30,453	Fidelity Institutional Money Market Portfolio	$30,453

	TOTAL MONEY MARKET FUND
	(Cost $30,453)	$30,453

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $30,453)	$30,453

	TOTAL INVESTMENTS - 99.7%
	(Cost $1,970,962)	$2,037,739

	Other Assets in Excess of Liabilities - 0.3%	6,174

	TOTAL NET ASSETS - 100.0%	$2,043,913

Percentages are calculated as a percent of net assets.

Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund)
Schedule of Equity Swap Contracts Purchased
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	ishares MSCI EAFE Index Fund	31,541	$2,141,866	1/26/2007	$(124,636)

	Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 66.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.9%

$3,100,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$3,100,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGAIONS
	(Cost $3,100,000)	$3,100,000

Shares		Value
MONEY MARKET FUND - 1.7%

79,809	Fidelity Institutional Money Market Portfolio	$79,809

	TOTAL MONEY MARKET FUND
	(Cost $79,809)	$79,809

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,179,809)	$3,179,809

	Other Assets in Excess of Liabilities - 33.4%	1,593,326

	TOTAL NET ASSETS - 100.0%	$4,773,135

Percentages are calculated as a percent of net assets.

Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund)
Schedule of Short Equity Swap Contracts
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	ishares MSCI EAFE Index Fund	146,650	$9,717,662	2/8/2007	$117,309

	Evolution Managed Bond Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 65.9%

2,936	Alliance World Dollar Government Fund II	$35,966
2,027	Blackrock Global FLG Inc Trust	36,567
2,217	Evergreen Managed Income Fund	35,915
1,661	John Hancock Preferred Income Fund	36,393
1,663	John Hancock Preferred Income Fund II	36,353
34,757	iShares GS $ InvesTop Corporate Bond Fund	3,614,380
78,843	iShares Lehman 1-3 Year Treasury Bond Fund	6,292,460
53,980	iShares Lehman 7-10 Year Treasury Bond Fund	4,341,611
61,559	iShares Lehman Aggregate Bond Fund	6,032,166
77,655	iShares Lehman Treasury Inflation Protected Securities Fund	7,742,204
4,356	MFS Charter Income Trust	36,155
3,781	Morgan Stanley Emerging Markets Debt	36,411
2,399	Morgan Stanley Income SECS	35,793
4,180	Morgan Stanley Government Income Trust	35,823
2,448	Neuberger Berman Income Opportunity Fund	36,084
2,938	Nuveen Preferred and Convertible Income Fund 2	36,402
2,566	Salomon Brothers Emerging Markets Debt Fund	34,461
2,140	Salomon Brothers Emerging Markets Debt Fund	36,080
2,898	Salomon Brothers Global High Income Fund	35,993
2,271	Salomon Brothers Inflation Management Fund	36,018
2,124	Salomon Brothers Variable Rate Strategic Fund	36,151
2,162	Van Kampen Bond Fund	35,608
3,170	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	35,758
3,168	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	36,020
3,904	40/86 Strategic Income Fund	35,995

	TOTAL INVESTMENT COMPANIES
	(Cost $28,783,891)	$28,742,767

Face Amount		Value
SHORT-TERM INVESTMENTS - 28.4%
U.S. GOVERNEMENT AGENCY OBLIGATIONS - 27.3%

$11,900,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $11,900,000)	$11,900,000

Shares		Value
MONEY MARKET FUND - 1.1%

459,532	Fidelity Institutional Money Market Portfolio
	(Cost $459,532)	$459,532

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,359,532)	$12,359,532

	TOTAL INVESTMENTS - 94.3%	$41,102,299
	(Cost $41,143,423)

	Other Assets in Excess of Liabilities - 5.7%	2,505,924

	TOTAL NET ASSETS - 100.0%	$43,608,223

Percentages are calculated as a percent of net assets.

Evolution Managed Bond Fund
Schedule of Short Equity Swap Contracts
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	ishares Lehman 20+ Year Bond Fund	94,800	$8,008,216	5/19/2007	$78,196

	Evolution All-Cap Equity Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 46.3%

Aerospace & Defense - 0.4%
4,256	AAR Corp. *	$102,484
1,483	Esterline Technologies Corp. *	60,818
5,469	Kaman Corp.	101,723
1,687	Moog, Inc. *	58,657
1,313	Sequa Corp. - Class A *	106,025
		429,707
Air Freight & Logistics - 0.3%
2,377	C.H. Robinson Worldwide, Inc.	104,683
2,348	EGL, Inc. *	105,824
1,895	HUB Group, Inc. *	89,672
		300,179
Auto Components - 1.6%
3,380	Drew Industries, Inc. *	107,146
96,920	Standard Motor Products, Inc.	766,637
41,772	Superior Industries International	768,187
		1,641,970
Automobiles - 1.0%
21,020	Ford Motor Co.	150,503
28,408	General Motors Corp.	765,028
3,517	Tata Mtrs Ltd. ADR	59,086
1,109	Toyota Motor Corp. ADR	119,084
		1,093,701
Beverages - 0.4%
5,616	Coca-Cola Femsa SA de CV ADR *	173,591
691	Fomento Economico Mexicano SA de CV ADR *	59,281
1,184	Hansen Natural Corp. *	218,886
		451,758
Biotechnology - 0.1%
1,559	Charles River Laboratories International, Inc. *	62,422

Chemicals - 1.1%
1,119	Ashland, Inc.	69,937
2,656	Bayer AG - ADR	119,308
3,615	The Dow Chemical Co.	144,130
3,427	EI du Pont de Nemours & Co.	145,750
46,335	Landec Corp. *	398,018
6,083	Lyondell Chemical Co.	147,209
2,236	PPG Industries, Inc.	143,864
		1,168,216
Commercial Banks - 2.3%
1,891	ABN AMRO Holding NV ADR	52,343
5,326	Banco Bradesco SA ADR	162,709
6,339	Banco Itau Holding Financeira SA ADR	168,871
12,524	Banco Santander Central Hispano SA ADR	180,972
2,985	Bank of America Corp.	144,474
3,448	BB&T Corp.	143,333
3,796	Fifth Third Bancorp	144,248
4,055	KeyCorp	144,845
647	Kookmin Bank ADR *	52,071
4,284	Mitsubishi UFJ Finl Group, Inc. ADR	58,948
3,896	National City Corp.	143,684
2,104	PNC Financial Services Group	144,987
4,038	Regions Financial Corp.	136,686
1,894	SunTrust Banks, Inc.	143,395
2,569	Unibanco - Uniao de Bancos Brasileiros SA ADR	163,979
4,638	US Bancorp	143,175
2,719	Wachovia Corp.	145,466
2,152	Wells Fargo & Co.	142,828
		2,417,014

Electronic Equipment & Instruments - 1.8%
129,063	Bell Microproducts, Inc. *	779,541
4,751	Brightpoint, Inc. *	101,576
5,798	LG.Philips LCD Company Ltd. ADR *	108,828
2,629	Plexus Corp. *	103,399
164,389	Sanmina-SCI Corporation *	772,628
		1,865,972
Commercial Services & Supplies - 1.7%
2,704	Administaff, Inc.	103,915
25,735	Concorde Career Colleges, Inc. *	377,018
14,508	ICT Group, Inc. *	388,524
2,325	NCO Group, Inc. *	61,171
9,265	On Assignment, Inc. *	109,512
3,508	Pitney Bowes, Inc.	143,056
4,383	RR Donnelley & Sons Co.	141,045
32,221	TeleTech Holdings, Inc. *	387,941
1,595	Waste Connections, Inc. *	61,328
		1,773,510
Communications Equipment - 1.8%
62,251	Audiovox Corp. *	759,462
4,314	Inter-Tel, Inc.	90,292
3,926	Netgear, Inc. *	91,908
5,187	Nokia OYJ ADR	111,365
2,804	Plantronics, Inc.	60,426
119,182	UTstarcom, Inc. *	760,381
		1,873,834
Construction & Engineering - 0.3%
2,248	EMCOR Group, Inc. *	108,106
2,532	Granite Construction, Inc.	104,648
6,511	Quanta Services, Inc. *	108,408
		321,162
Construction Materials - 0.0%
864	Cemex S.A. de C.V. ADR *	49,222

Containers & Packaging - 0.1%
4,212	Myers Industries, Inc.	66,971

Distributors - 0.1%
3,339	Genuine Parts Co.	143,777

Electric Utilities - 0.3%
4,430	Companhia Energetica de Minas Gerais ADR	169,669
1,850	Endesa SA ADR	62,086
2,536	Korea Electric Power Corp. ADR	51,455
1,413	WPS Resources Corp.	68,983
		352,193
Electrical Equipment - 0.7%
9,583	ABB Ltd. ADR *	120,937
490,575	Emrise Corp. *	397,366
11,201	Vicor Corp.	199,378
1,948	Woodward Governor Co.	61,674
		779,355
Electronic Equipment & Instruments - 1.8%
129,063	Bell Microproducts, Inc. *	779,541
4,751	Brightpoint, Inc. *	101,576
5,798	LG.Philips LCD Company Ltd. ADR *	108,828
2,629	Plexus Corp. *	103,399
164,389	Sanmina-SCI Corporation *	772,628
		1,865,972
Energy Equipment & Services - 1.1%
3,064	Helmerich & Payne, Inc.	201,489
1,181	Hydril *	88,445
6,377	NS Group, Inc. *	318,340
7,045	Patterson-UTI Energy, Inc.	210,645
780	SEACOR Holdings, Inc. *	63,570
6,475	Tenaris SA ADR	238,863
1,324	Veritas DGC, Inc. *	62,532
		1,183,884
Financial Services - 0.5%
2,966	Citigroup, Inc.	146,224
3,038	ING Groep NV ADR	119,120
3,414	JPMorgan Chase & Co.	145,573
1,071	Leucadia National Corp.	68,587
		479,504
Fire, Marine, And Casualty Insurance - 0.4%
14,644	Platinum Underwriters Holdings Ltd	394,509

Food & Staples Retailing - 0.4%
2,984	BJ's Wholesale Club, Inc. *	88,028
3,445	Brasil DISTR PAO ACU-SP ADR *	113,857
4,269	Great Atlantic & Pacific Tea Co.	107,579
2,930	Nash Finch Co.	68,064
		377,528
Food Products - 2.0%
100,427	American Italian Pasta Co.	736,130
6,422	ConAgra Foods, Inc.	145,137
3,350	H.J. Heinz Co.	141,872
1,685	J.M. Smucker Co.	69,860
60,285	Monterey Gourmet Foods, Inc. *	402,101
3,334	Perdigao SA ADR	63,346
136,166	Poore Brothers, Inc. *	364,925
7,658	Unilever NV ADR	173,301
		2,096,672
Gas Utilities - 0.8%
31,874	Southern Union Co.	782,507
2,409	WGL Holdings, Inc.	69,379
		851,886
Health Care Equipment & Supplies - 1.6%
1,059	Analogic Corp.	60,501
176,975	Osteotech, Inc. *	796,387
231,843	Theragenics Corp. *	785,948
		1,642,836
Health Care Providers & Services - 1.4%
3,036	AMERIGROUP Corp. *	87,133
4,178	Coventry Health Care, Inc. *	218,300
1,452	Express Scripts, Inc. *	106,403
5,289	Gentiva Health Services, Inc. *	91,870
313,871	Hooper Holmes, Inc.	944,752
		1,448,458
Hotels Restaurants & Leisure - 0.4%
25,689	Bally Total Fitness Holding Corp. *	202,943
1,291	Ctrip.com International Ltd. ADR	62,097
3,360	Papa John's International, Inc. *	105,706
		370,746
Household Durables - 2.0%
22,832	D.R. Horton, Inc.	601,851
9,216	Interface, Inc. *	105,800
1,693	Koninklijke Philips Electronics NV ADR	53,516
8,172	Lennar Corp.	391,521
66,617	Libbey, Inc.	757,435
5,481	Newell Rubbermaid, Inc.	145,027
		2,055,150
Household Products - 0.1%
2,413	Kimberly-Clark Corp.	146,397

Industrial Conglomerates - 0.1%
677	Siemens AG ADR	58,276

Insurance - 1.0%
3,758	Allianz AG ADR	58,550
3,224	Cincinnati Financial Corp.	147,788
4,578	SCPIE Holdings, Inc. *	107,537
43,167	UnumProvident Corp.	775,279
		1,089,154
Internet Software & Services - 0.9%
1,428	Baidu.com ADR *	111,127
3,876	Infospace, Inc.*	87,869
187,873	Miva, Inc. *	789,066
		988,062
Investment Advice - 0.1%
6,033	Amvescap PLC ADR	117,945

IT Services - 0.3%
1,155	Alliance Data Systems Corp. *	61,296
9,581	EFunds Corp. *	216,339
4,438	Keane, Inc. *	61,510
		339,145
Leisure Equipment & Products - 0.4%
23,930	Nautilus Group, Inc.	404,417

Machinery - 2.6%
11,835	Briggs & Stratton Corp.	383,454
840	Caterpillar, Inc.	61,278
4,625	CNH Global N V	114,607
4,238	Joy Global, Inc.	227,750
2,316	Manitowoc Co.	106,513
1,306	Reliance Steel & Aluminum Co.	105,277
34,671	Tecumseh Products Co. - Class A	752,707
1,708	Trinity Industries, Inc.	106,477
2,222	Valmont Industries, Inc.	106,434
1,931	Watts Water Technologies, Inc. - Class A	66,195
239,111	Wolverine Tube, Inc. *	746,026
		2,776,718
Manufacturing - 0.1%
970	Nucor Corp.	102,112

Media - 0.1%
1,806	Media General, Inc. - Class A	67,960
834	WPP Group PLC ADR	51,374
		119,334
Metals & Mining - 2.4%
3,742	A.M. Castle & Co.	103,653
2,381	Aleris Intl, Inc. *	102,931
2,850	Anglo American PLC ADR	57,399
6,856	BHP Billiton Ltd. ADR	296,728
1,823	Carpenter Technology Corp.	203,811
1,188	Cleveland-Cliffs, Inc.	87,460
2,012	Companhia Siderurgica Nacional SA ADR	59,716
3,942	Freeport-McMoRan Copper & Gold, Inc.	220,713
13,422	Gerdau SA ADR	191,935
3,684	POSCO ADR	236,881
9,983	Quanex Corp.	392,532
810	Rio Tinto PLC ADR	179,820
3,125	RTI International Metals, Inc. *	187,656
3,988	Ryerson Tull, Inc.	104,087
3,504	Steel Technologies, Inc.	65,735
		2,491,057
Multiline Retail - 0.8%
31,273	Dillard's, Inc. - Class A	851,251

Multi-Utilities - 0.1%
1,529	Sempra Energy	68,759

Multi-Utilities & Unregulated Power - 0.9%
154,405	Dynegy, Inc. - Class A *	815,259
2,156	Oneok, Inc.	72,420
2,646	Vectren Corp.	70,198
		957,877
Oil & Gas - 1.1%
2,478	Chevron Corp.	148,160
1,877	China Petroleum & Chemical Corp. ADR	113,371
8,920	Frontier Oil Corp.	499,520
2,116	Petroleo Brasileiro SA ADR	183,774
1,028	PetroChina Company Ltd. ADR	111,641
4,088	Statoil ASA ADR	119,778
		1,176,244
Paper & Forest Products - 1.0%
6,070	Aracruz Celulose SA ADR	310,481
122,434	Pope & Talbot, Inc.	761,539
		1,072,020
Pharmaceuticals - 0.8%
3,394	AstraZeneca PLC ADR	179,678
6,001	Bristol-Myers Squibb Co.	147,325
2,891	Elan Corp. PLC ADR *	54,380
4,180	Merck & Co., Inc.	139,152
2,083	Novartis AG ADR	115,565
6,001	Pfizer, Inc.	141,984
3,069	Teva Pharmaceutical Industries Ltd. ADR	111,742
		889,826
Retail - Apparel - 0.1%
2,851	Foot Locker, Inc.	68,909

Retail - Electronics - 0.1%
1,207	Best Buy Co, Inc.	63,971

Road & Rail - 0.8%
13,853	Celadon Group, Inc. *	387,469
14,622	P.A.M. Transportation SVCS *	391,723
3,483	Werner Enterprises, Inc.	67,814
		847,006
Semiconductor & Semiconductor Equipment - 1.8%
5,454	Cohu, Inc.	94,518
2,379	DSP Group, Inc. *	62,544
6,092	LSI Logic Corp. *	59,275
19,256	Micrel, Inc. *	216,823
7,821	National Semiconductor Corp.	200,843
17,595	STATS ChipPAC Ltd ADR *	112,608
5,993	Supertex, Inc. *	243,076
12,364	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	117,087
48,868	Vishay Intertechnology, Inc. *	794,105
		1,900,879

Software - 0.5%
6,358	JDA Software Group, Inc. *	88,503
4,434	Manhattan Associates, Inc. *	89,212
3,796	MCAFEE, Inc. *	89,776
3,605	NDS Group PLC ADR *	183,242
1,144	SAP AG ADR	60,209
		510,942
Specialty Retail - 2.6%
1,536	Childrens Place *	89,349
4,678	Dress Barn, Inc.*	109,418
12,434	Finish Line	159,155
2,727	Gamestop Corp. New *	105,399
1,770	Group 1 Automotive, Inc.	107,563
8,022	Guitar Center, Inc. *	386,259
3,210	Gymboree Corp. *	113,602
243,694	Hancock Fabrics Inc.	804,190
46,088	Jo-Ann Stores, Inc. *	765,061
2,486	Sonic Automotive, Inc.	59,490
		2,699,486
Telecommunication Services - 1.0%
5,702	AT&T, Inc.	148,594
1,757	CenturyTel, Inc.	62,813
6,342	CIA Anonima Telef DE VEN ADR *	119,166
4,654	Nippon Teleg & Tel Corp. ADR	115,001
1,597	Philippine Long Distance Telephone ADR	60,143
15,475	Qwest Communications International, Inc. *	108,480
5,295	Telecom Argentina SA ADR *	58,033
11,150	Telefonos de Mexico SA de CV ADR	220,659
4,664	Verizon Communications, Inc.	145,563
		1,038,452
Textiles, Apparel & Luxury Goods - 0.1%
1,868	Kellwood Co.	58,263
3,347	K-Swiss, Inc. - Class A	88,294
		146,557
Thrifts & Mortgage Finance - 0.3%
4,259	Fannie Mae	211,885
3,201	Washington Mutual, Inc.	146,958
		358,843
Tobacco - 0.9%
185,844	Alliance One International, Inc.	802,846
2,030	Altria Group, Inc.	146,871
		949,717
Water Utilities - 0.2%
11,086	Companhia de Saneamento Basico do Estado de Sao Paulo	246,663

Wireless Telecommunication Services - 0.5%
3,556	America Movil SA de CV ADR, Series L ADR	116,139
7,114	SK Telecom Co. Ltd. ADR	185,675
8,992	Tim Participacoes SA ADR	217,876
		519,690

	TOTAL COMMON STOCKS
	(Cost $48,335,451)	$48,691,845

INVESTMENT COMPANIES - 12.9%

26,665	iShares MSCI EAFE Index Fund	$1,745,224
48,233	iShares MSCI Pacific EX JPN	5,156,108
54,176	iShares S&P Europe 350	4,909,971
13,405	iShares S&P Latin America 40 Index Fund	1,761,015
		$13,572,318

	TOTAL INVESTMENT COMPANIES
	(Cost $13,684,703)	$13,572,318

Face Amount		Value
SHORT-TERM INVESTMENTS - 49.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.6%

$50,000,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $50,000,000)	$50,000,000

Shares
MONEY MARKET FUND - 1.9%

1,962,413	Fidelity Institutional Money Market Portfolio
	(Cost $1,962,413)	$1,962,413

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $51,962,413)	$51,962,413

	TOTAL INVESTMENTS - 108.7%
	(Cost $113,982,567)	$114,226,576

	Liabilities in Excess of Other Assets - (8.7)%	(9,181,000)

	TOTAL NET ASSETS - 100.0%	$105,045,576

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing

Evolution Large Cap Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 72.4%
Aerospace & Defense - 0.6%
792	Lockheed Martin Corp.	$57,412
2,051	Northrop Grumman Corp.	132,659
2,948	Raytheon Co.	135,166
		325,237
Air Freight & Logistics - 0.6%
833	C.H. Robinson Worldwide, Inc.	36,686
1,356	Expeditors International Washington, Inc.	133,498
2,272	Ryder System, Inc.	122,756
		292,940
Automobiles - 1.9%
8,381	Ford Motor Co.	60,008
7,673	General Motors Corp.	206,634
745	Harley-Davidson, Inc.	37,138
18,703	Tata Motors Limited ADR	314,210
3,642	Toyota Motor Corp. ADR	391,078
		1,009,068
Beverages - 2.1%
9,647	Coca-Cola Femsa SA de CV ADR *	298,189
3,166	Companhia de Bebidas das Americas (AmBev) ADR	129,774
1,980	Diageo plc ADR	131,056
3,744	Fomento Economico Mexicano SA de CV ADR	321,198
3,155	Molson Coors Brewing Co.	204,381
		1,084,598
Biotechnology - 0.3%
1,617	Gilead Sciences, Inc. *	92,703
1,641	Techne Corp. *	89,730
		182,433
Capital Markets - 1.8%
1,004	The Bear Stearns Companies, Inc.	134,285
1,149	Deutsche Bank AG *	131,744
1,700	The Goldman Sachs Group, Inc.	256,615
4,531	Jefferies Group, Inc.	132,487
869	Lehman Brothers Holdings, Inc.	57,884
1,856	Merrill Lynch & Co., Inc.	134,393
5,001	TD Ameritrade Holding Corp.	85,017
		932,425
Chemicals - 1.1%
906	Air Products & Chemicals, Inc.	58,754
613	Ashland, Inc.	38,313
5,809	Bayer AG ADR	260,940
1,465	The Dow Chemical Co.	58,410
1,381	EI du Pont de Nemours & Co.	58,734
2,511	Lyondell Chemical Co.	60,766
907	PPG Industries, Inc.	58,356
		594,273
Commercial Banks - 6.2%
1,182	ABN AMRO Holding NV ADR	32,718
4,010	Astoria Financial Corp.	121,343
14,216	Banco Bradesco SA ADR	434,299
21,234	Banco Itau Holding Financeira SA ADR	565,674
32,246	Banco Santander Central Hispano SA ADR	465,955
1,198	Bank of America Corp.	57,983
1,391	BB&T Corp.	57,824
1,528	Fifth Third Bancorp	58,064
1,624	KeyCorp	58,009
404	Kookmin Bank ADR *	32,514
15,536	Mitsubishi UFJ Financial Group, Inc. ADR	213,775
1,571	National City Corp.	57,938
851	PNC Financial Services Group	58,642
1,640	Regions Financial Corp.	55,514
760	SunTrust Banks, Inc.	57,540
6,987	TD Banknorth, Inc.	200,108
7,017	Unibanco - Uniao de Bancos Brasileiros SA ADR	447,895
5,929	US Bancorp	183,028
1,090	Wachovia Corp.	58,315
865	Wells Fargo & Co.	57,410
		3,274,548
Commercial Services & Supplies - 1.6%
11,108	Allied Waste Industries, Inc. *	132,518
1,129	Career Education Corp. *	36,794
1,361	Education Management Corp. *	58,455
920	ITT Educational Services, Inc. *	59,800
1,413	Pitney Bowes, Inc.	57,622
862	Robert Half International, Inc.	35,377
1,805	RR Donnelley & Sons Co.	58,085
7,109	Steelcase, Inc.	131,801
7,071	Waste Management, Inc.	258,940
		829,392
Communications Equipment - 1.0%
9,884	Alcatel SA ADR *	131,161
6,074	Cisco Systems, Inc. *	119,536
11,553	Nokia OYJ ADR	248,043
2,649	Tellabs, Inc. *	37,881
		536,621
Computers & Peripherals - 0.1%
1,478	NCR Corp. *	57,760

Construction Materials - 0.4%
559	Cemex SA de CV ADR *	31,846
2,113	Martin Marietta Materials, Inc.	193,361
		225,207
Distributors - 0.3%
2,880	Fastenal Co.	123,840
1,348	Genuine Parts Co.	58,045
		181,885
Electric Utilities - 1.3%
11,457	Companhia Energetica de Minas Gerais ADR	438,803
5,798	Endesa SA ADR	194,581
1,612	Korea Electric Power Corp. ADR	32,707
756	WPS Resources Corp.	36,908
		702,999
Electrical Equipment - 1.3%
42,948	ABB Ltd. ADR *	542,004
2,341	Thomas & Betts Corp. *	134,607
		676,611
Electronic Equipment & Instruments - 1.2%
2,252	Amphenol Corp. - Class A	125,099
1,097	Jabil Circuit, Inc.	38,197
14,034	LG.Philips LCD Co. Ltd. ADR *	263,418
42,603	Sanmina-SCI Corporation *	200,234
		626,948
Energy - 0.4%
18,359	Reliant Energy, Inc. *	213,882

Energy Equipment & Services - 1.8%
1,075	BJ Services Co.	39,399
1,064	Diamond Offshore Drilling	91,227
1,365	Helmerich & Payne, Inc.	89,762
3,045	Patterson-UTI Energy, Inc.	91,045
16,831	Tenaris SA ADR	620,896
677	Unit Corp. *	40,566
		972,895
Financial Services - 2.2%
401	CBOT Holdings, Inc. *	41,888
420	Chicago Mercantile Exchange Holdings, Inc.	185,346
1,188	Citigroup, Inc.	58,569
2,390	CIT Group, Inc.	122,846
10,220	ING Groep NV ADR	400,726
1,385	JPMorgan Chase & Co.	59,056
4,625	Leucadia National Corp.	296,185
		1,164,616
Food Products - 2.8%
3,175	Archer-Daniels-Midland Co.	131,985
2,591	ConAgra Foods, Inc.	58,556
3,189	Del Monte Foods Co.	37,758
5,102	Groupe Danone ADR	129,693
1,369	H.J. Heinz Co.	57,977
909	The J.M. Smucker Co.	37,687
1,817	Kraft Foods, Inc.	60,143
13,502	Perdigao SA ADR	256,538
1,388	Pilgrim's Pride Corp.	37,518
12,456	Tyson Foods, Inc.	199,420
20,333	Unilever NV ADR	460,136
		1,467,411
Food & Staples Retailing - 0.6%
2,418	BJ's Wholesale Club, Inc. *	71,331
7,819	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR *	258,418
		329,749
Gas Utilities - 0.4%
8,743	Southern Union Co.	214,641

Health Care Equipment & Supplies - 0.3%
3,627	Thermo Electron Corp. *	133,256
759	Varian Medical Systems, Inc. *	35,597
		168,853
Health Care Providers & Services - 0.8%
1,295	AMERIGROUP Corporation *	37,166
1,327	CIGNA Corporation	123,066
1,706	Coventry Health Care, Inc. *	89,139
797	Express Scripts, Inc. *	58,404
983	Laboratory Corporation of America Holdings *	58,351
653	Quest Diagnostics	36,398
		402,524
Hotels Restaurants & Leisure - 0.7%
7,012	Ctrip.com International Ltd. ADR	337,277
855	Panera Bread Co. *	55,370
		392,647
Household Durables - 1.2%
9,063	American Greetings Corporation	203,827
4,657	D.R. Horton, Inc.	122,759
456	Harman International Industries, Inc.	38,637
1,170	Hovnanian Enterprises, Inc. *	37,241
1,032	Koninklijke Philips Electronics NV ADR	32,622
689	Meritage Homes Corp. *	36,923
2,242	Newell Rubbermaid, Inc.	59,323
56	NVR, Inc. *	34,104
2,375	Tempur-Pedic International, Inc. *	32,680
1,370	Toll Brothers, Inc. *	38,716
		636,832
Household Products - 0.3%
2,035	Colgate-Palmolive Co.	122,792
974	Kimberly-Clark Corp.	59,092
		181,884
Industrial Conglomerates - 0.9%
423	3M Co.	35,388
746	Alleghany Corp. *	210,596
2,430	Siemens AG ADR	209,174
		455,158
Insurance - 1.9%
13,449	Allianz AG ADR	209,535
1,522	AMBAC Financial Group, Inc.	121,988
2,569	Assurant, Inc.	125,573
1,923	Brown & Brown, Inc.	58,594
1,298	Cincinnati Financial Corp.	59,500
2,694	Fidelity National Title Group, Inc. - Class A	58,837
1,158	Stancorp Financial Group, Inc.	56,534
2,086	Torchmark Corp.	122,824
11,639	UnumProvident Corp.	209,036
		1,022,421
Internet & Catalog Retail - 0.4%
14,711	Expedia, Inc. *	209,043

Internet Software & Services - 1.2%
6,726	Akamai Technologies, Inc. *	210,457
3,284	Baidu.com ADR *	255,561
154	Google, Inc. *	57,260
6,362	NetEase.com, Inc. ADR *	130,103
		653,381
Investment Advice - 0.8%
20,474	Amvescap plc ADR	400,267

IT Services - 0.2%
4,097	Satyam Computer Services Ltd. ADR	131,801

Machinery - 2.1%
2,628	Caterpillar, Inc.	191,713
10,634	CNH Global N.V.	263,510
566	Danaher Corp.	36,286
1,414	Deere & Co.	121,038
1,644	Eaton Corp.	120,900
814	Graco, Inc.	37,420
2,342	Joy Global, Inc.	125,859
3,665	Oshkosh Truck Corp.	193,695
		1,090,421
Manufacturing - 0.5%
2,391	Nucor Corp.	251,701

Media - 0.3%
1,993	Focus Media Holding Limited ADR *	125,898
525	WPP Group plc ADR	32,340
		158,238
Medical Instruments - 0.1%
568	Zimmer Holdings, Inc. *	34,392

Metals & Mining - 6.3%
2,077	Allegheny Technologies, Inc.	132,160
1,631	Anglo American plc ADR	32,848
16,389	BHP Billiton Ltd. ADR	709,316
12,071	Companhia Siderurgica Nacional SA ADR	358,267
1,566	Freeport-McMoRan Copper & Gold, Inc.	87,681
42,634	Gerdau SA ADR	609,666
12,741	POSCO ADR	819,246
1,340	Rio Tinto plc ADR	297,480
1,715	Southern Copper Corp.	146,032
1,842	United States Steel Corp.	122,272
		3,314,968
Multiline Retail - 0.6%
9,038	Dillard's Inc. - Class A	246,014
2,099	Dollar General Corp.	34,214
653	Kohl's Corp. *	35,060
		315,288
Multi-Utilities & Unregulated Power - 0.7%
43,717	Dynegy, Inc. - Class A *	230,826
1,214	Oneok, Inc.	40,778
825	Sempra Energy	37,100
1,439	Vectren Corp.	38,177
		346,881
Office Electronics - 0.1%
966	Zebra Technologies Corp. - Class A *	34,109

Oil & Gas - 3.8%
1,010	ChevronTexaco Corp.	60,388
4,435	China Petroleum & Chemical Corp. ADR	267,874
3,307	Denbury Resources, Inc. *	104,501
585	Exxon Mobil Corp.	35,632
2,931	Marathon Oil Corp.	219,972
1,260	Occidental Petroleum Corp.	124,853
3,384	PetroChina Company Ltd. ADR	367,502
5,318	Petroleo Brasileiro SA ADR	461,868
1,338	Range Resources Corp.	34,654
2,815	Southwestern Energy Co. *	90,925
8,965	Statoil ASA ADR	262,675
		2,030,844
Paper & Forest Products - 1.6%
16,216	Aracruz Celulose SA ADR	829,448

Pharmaceuticals - 2.5%
1,241	Abraxis Bioscience, Inc. *	35,542
8,787	AstraZeneca plc ADR	465,184
682	Barr Pharmaceuticals, Inc. *	35,941
2,408	Bristol-Myers Squibb Co.	59,116
1,710	Elan Corp. plc ADR *	32,165
1,603	Kos Pharmaceuticals, Inc. *	68,785
1,700	Merck & Co., Inc.	56,593
4,726	Novartis AG ADR	262,199
2,443	Pfizer, Inc.	57,801
6,255	Teva Pharmaceutical Industries Ltd. ADR	227,745
		1,301,071
Real Estate - 0.9%
3,054	Apartment Investment & Management Co.	132,086
3,013	CarrAmerica Realty Corp.	133,566
20,880	Friedman Billings Ramsey Group, Inc.	219,449
		485,101
Retail - Discount - 0.1%
651	Costco Wholesale Corp.	34,457

Road & Rail - 0.7%
2,898	CSX Corp.	193,934
1,549	JB Hunt Transport Services, Inc.	37,904
3,496	Laidlaw International, Inc.	88,099
1,156	Norfolk Southern Corp.	60,991
		380,928
Semiconductor & Semiconductor Equipment - 2.4%
2,601	Broadcom Corp. *	87,940
6,591	MEMC Electronic Materials, Inc. *	230,817
3,354	National Semiconductor Corp.	86,131
5,696	Nvidea Corp. *	130,894
39,352	STATS ChipPAC Ltd. ADR *	251,853
28,084	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	265,955
13,280	Vishay Intertechnology, Inc. *	215,800
		1,269,390
Software - 2.3%
3,203	Citrix Systems, Inc. *	120,369
1,616	McAfee, Inc. *	38,218
9,249	NDS Group plc ADR *	470,127
3,265	Red Hat, Inc. *	85,608
6,132	SAP AG ADR	322,727
12,565	Symantec Corp. *	196,014
		1,233,063
Specialty Retail - 0.7%
1,025	AnnTaylor Stores Corp. *	39,422
886	Barnes & Noble, Inc.	33,828
1,032	Bed Bath & Beyond, Inc. *	36,295
2,072	Claire's Stores, Inc.	56,296
1,704	Men's Wearhouse, Inc.	57,715
2,202	Petsmart, Inc.	58,749
2,428	Staples, Inc.	57,034
882	Williams-Sonoma, Inc.	31,884
		371,223
Telecommunication Services - 2.9%
2,289	AT&T, Inc.	59,651
14,019	Compania Anonima Nacional Telefonos de Venezuela ADR *	263,417
10,647	Nippon Telegraph & Telephone Corporation ADR	263,087
5,575	Philippine Long Distance Telephone Company ADR	209,955
18,829	Telecom Argentina SA ADR *	206,366
23,983	Telefonos de Mexico SA de CV ADR	474,624
1,875	Verizon Communications, Inc.	58,519
		1,535,619
Thrifts & Mortgage Finance - 0.7%
1,714	Fannie Mae	85,272
2,677	The PMI Group Inc.	121,804
2,027	Radian Group, Inc.	123,890
1,295	Washington Mutual, Inc.	59,453
		390,419
Tobacco - 0.1%
810	Altria Group, Inc.	58,604

Water Utilities - 1.5%
36,840	Companhia de Saneamento Basico do Estado de Sao Paulo	819,690

Wireless Telecommunication Services - 2.8%
7,881	America Movil SA de CV ADR	257,393
22,753	SK Telecom Co., Ltd. ADR	593,853
25,076	Tim Participacoes SA ADR	607,592
		1,458,838
	TOTAL COMMON STOCKS
	(Cost $38,404,269)	$38,295,643

INVESTMENT COMPANIES - 7.4%
9,414	iShares DJ Select Dividend Index Fund	$594,118
17,404	iShares Russell 1000 Growth Index Fund	881,687
14,977	iShares S&P 500 Growth Index Fund	878,401
59,331	PowerShares High Yield Equity Dividend Achievers Portfolio	868,013
41,987	PowerShares International Dividend Achievers Portfolio	691,946

	TOTAL INVESTMENT COMPANIES
	(Cost $3,941,488)	$3,914,165

Face Amount		Value
SHORT-TERM INVESTMENTS - 29.1%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.9%
$15,300,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $15,300,000)	$15,300,000

Shares		Value
MONEY MARKET FUND - 0.2%
78,990	Fidelity Institutional Money Market Portfolio
	(Cost $78,990)	78,990

	TOTAL SHORT-TERM INVESTMENTS - 29.1%
	(Cost $15,378,990)	$15,378,990

	TOTAL INVESTMENTS - 108.9%
	(Cost $57,724,747)	$57,588,798

	Liabilities in Excess of Other Assets - (8.9)%	(4,684,273)

	TOTAL NET ASSETS - 100.0%	$52,904,525

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing

	Evolution Small Cap Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 54.9%

Aerospace & Defense - 0.4%
2,212	Herley Industries, Inc. *	$41,851
3,772	United Industrial Corp.	185,432
		227,283
Airlines - 1.2%
110,715	MAIR Holdings, Inc. *	637,718

Auto Components - 1.2%
1,493	Drew Industries, Inc. *	47,328
223,052	Hayes Lemmerz International, Inc. *	571,013
		618,341
Automobiles - 0.2%
2,117	Thor Industries, Inc.	101,785

Beverages - 0.6%
1,542	Hansen Natural Corp. *	285,070

Biological Products, Except Diagnostic Substances - 0.2%
12,418	Stratagene Corp.	81,959

Biotechnology - 1.9%
18,216	Arena Pharmaceuticals, Inc. *	248,466
46,171	Caliper Life Sciences, Inc. *	237,319
7,687	Myogen, Inc. *	239,450
7,156	Vertex Pharmaceuticals, Inc. *	246,882
		972,117
Capital Markets - 0.6%
3,731	LaBranche & Co., Inc. *	48,279
4,114	MCG Capital Corp. *	64,714
2,804	Piper Jaffray Cos. *	177,465
		290,458
Chemicals - 1.5%
6,919	H.B. Fuller Co.	333,842
3,999	NewMarket Corp.	193,551
5,173	PolyOne Corp. *	48,885
6,460	Zoltek Companies, Inc. *	181,203
		757,481
Commercial Banks - 1.9%
3,215	1st Source Corp.	91,724
1,388	Boston Private FINL Holdings, Inc.	41,640
7,491	Cardinal Financial Corp.	91,091
1,785	Central Pacific Financial Corp. *	64,206
8,188	Glacier Bancorp, Inc.	239,581
3,807	Heartland Financial USA, Inc.	95,746
3,855	Heritage Commerce Corp.	92,713
2,105	PrivateBancorp, Inc.	92,788
2,050	Susquehanna Bancshares, Inc.	46,822
2,461	UCBH Holdings, Inc.	43,511
3,000	WesBanco, Inc.	90,180
		990,002
Commercial Services & Supplies - 2.1%
3,206	American Reprographics Co. *	111,152
14,277	IKON Office Solutions, Inc.	184,459
1,463	Jackson Hewitt Tax Service, Inc.	47,840
1,379	Mobile Mini, Inc. *	43,231
10,209	Sotheby's Holdings, Class A *	273,091
1,927	United Stationers, Inc. *	89,451
2,901	Viad Corp.	89,032
6,489	Volt Information Sciences, Inc. *	193,891
1,106	Waste Connections, Inc. *	42,526
		1,074,673
Communications Equipment - 3.2%
51,343	Audiovox Corp. *	626,384
23,161	Finisar Corp. *	105,846
8,138	Sirf Technology Holdings, Inc. *	238,525
101,658	UTstarcom, Inc. *	648,578
		1,619,333
Construction & Engineering - 0.2%
8,172	MasTec, Inc. *	105,174

Consumer Finance - 0.3%
2,416	Asta Funding, Inc.	88,329
2,973	Cash America INTL, Inc.	91,479
		179,808
Containers & Packaging - 0.2%
6,678	Rock-Tenn Co. - Class A	103,309

Distributors - 1.6%
1,896	Andersons, Inc.	195,819
70,724	Handleman Co.	602,568
		798,387
Electrical Equipment - 1.2%
2,627	Acuity Brands, Inc.	104,817
4,523	AO Smith Corp.	198,786
9,557	Medis Technologies Ltd.*	231,662
2,001	Vicor Corp.	35,618
1,379	Woodward Industries	43,659
		614,542
Electronic Equipment & Instruments - 1.4%
1,002	Agilent Technologies, Inc. *	34,960
11,027	Brightpoint, Inc. *	235,757
7,249	Plexus Corp. *	285,103
3,227	Rogers Corp. *	183,810
		739,630
Electronic Security Devices - 0.1%
556	American Science & Engineering, Inc.*	31,953

Energy Equipment & Services - 1.7%
1,915	Atwood Oceanics, Inc. *	93,395
11,309	Bronco Drilling Co, Inc. *	236,358
790	NS Group, Inc. *	39,437
3,514	Superior Well Services, Inc. *	111,675
3,734	Tetra Technologies, Inc. *	108,435
1,632	Universal Compression HOLDGS, Inc. *	94,852
3,652	Veritas DGC, Inc. *	172,484
		856,636
Envelopes - 0.5%
12,804	Cenveo, Inc. *	242,636

Food & Staples Retailing - 0.3%
1,896	Great Atlantic & Pacific Tea Co.	47,779
943	Longs Drug Stores Corp.	43,416
1,454	Performance Food Group Co. *	47,386
		138,581
Food Products - 2.9%
110,330	American Italian Pasta Co.	808,719
43,309	Chiquita Brands International, Inc.	619,752
1,026	Maui Land & Pineapple Co, Inc. *	37,500
		1,465,971
Gas Utilities - 0.1%
1,863	Northwest Natural Gas Co. *	64,981

Health Care Equipment & Supplies - 1.0%
4,297	Align Technology, Inc. *	31,755
5,960	Immucor, Inc. *	108,412
8,113	Kensey Nash Corp. *	238,928
1,072	Palomar Medical Technologies, Inc. *	47,843
1,800	Vital Signs, Inc.	90,036
		516,974
Health Care Providers & Services - 0.2%
18,758	PainCare Holdings, Inc. *	25,886
2,040	Pediatrix Medical Group, Inc. *	94,228
		120,114
Hotels Restaurants & Leisure - 1.5%
7,193	Dover Downs Gaming & Entertainment, Inc.	182,702
37,542	Navigant International, Inc. *	609,682
		792,384
Household Durables - 0.4%
995	Brookfield Homes Corp.	35,422
15,836	Interface, Inc. *	181,797
		217,219
Household Products - 0.2%
3,203	WD-40 Co.	104,194

Information Retrieval Services - 0.5%
3,554	Nutri/System, Inc. *	241,388

Insurance - 0.7%
5,626	Harleysville Group, Inc.	155,784
2,259	RLI Corp.	106,851
1,305	State Auto Financial Corp.	42,412
1,622	Zenith National Insurance Corp. *	64,880
		369,927
Internet & Catalog Retail - 0.1%
1,490	Stamps.com, Inc. *	44,685

Internet Software & Services - 0.4%
5,958	Akamai Technologies, Inc. *	186,426
3,773	CNET Networks, Inc. *	33,051
		219,477
IT Services - 0.4%
1,699	EFunds Corp.*	38,363
6,646	Keane, Inc. *	92,114
8,786	Tyler Technologies, Inc. *	93,395
		223,872
Machinery - 3.3%
726	Actuant Corp. - Class A	42,856
946	Bucyrus International, Inc. - Class A	48,284
3,579	Flowserve Corp. *	190,331
5,592	Kaydon Corp.	233,354
6,237	Manitowoc Co.	286,840
863	Nordson Corp.	40,259
1,325	Reliance Steel & Aluminum Co.	106,822
28,178	Tecumseh Products Co.	611,744
1,885	Valmont Industries, Inc.	90,292
1,217	Westinghouse Air Brake Technologies Corp.	42,558
		1,693,340
Marine - 0.2%
1,413	Kirby Corp. *	106,159

Media - 4.0%
11,367	Carmike Cinemas, Inc.	240,185
69,040	Lin TV Corp. *	607,552
78,572	Radio One, Inc.*	575,933
146,730	Regent Communications, Inc. *	611,864
2,356	World Wrestling Entertainment, Inc.	42,054
		2,077,588
Metals & Mining - 2.0%
334	Carpenter Technology	37,341
3,164	Chaparral Steel Co. *	194,365
10,063	Coeur d'Alene Mines Corp. *	48,101
5,505	Commercial Metals Co.	135,478
3,609	Oregon Steel Mills, Inc. *	169,371
2,704	Quanex Corp.	106,321
599	RTI International Metals, Inc. *	35,970
1,124	Steel Dynamics, Inc.*	65,293
6,641	Titanium Metals Corp.*	240,338
		1,032,578
Miscellaneous Retail Stores, Not Elsewhere Classified - 0.0%
1,827	Color Kinetics, Inc. *	27,990

Multiline Retail - 0.5%
15,641	Retail Ventures, Inc. *	238,525

Pharmaceutical Preparations - 0.5%
47,826	Introgen Therapeutics, Inc. *	237,695

Pharmaceuticals - 0.3%
8,462	Durect Corp. *	39,771
5,823	Medicines Co. *	107,726
		147,497
Real Estate - 2.4%
78,775	Anworth Mortgage Asset Corp.	622,322
38,011	Urstadt Biddle - Class A	618,059
		1,240,381
Real Estate Agents And Managers - 0.5%
27,407	Ziprealty, Inc. *	244,470

Real Estate Investment Trusts - 1.2%
58,834	IMPAC Mortgage Holdings, Inc.	626,582

Road & Rail - 0.1%
1,930	SCS Transportation, Inc. *	47,227

Semiconductor & Semiconductor Equipment - 1.9%
23,044	Asyst Technologies, Inc. *	158,543
8,697	Atheros Communications, Inc. *	192,117
8,219	Intevac, Inc. *	176,215
3,538	Micrel, Inc. *	39,838
2,651	Netlogic Microsystems, Inc. *	86,582
3,239	Omnivision Technologies, Inc. *	94,903
7,516	ON Semiconductor Corp. *	45,397
6,487	Rudolph Technologies, Inc. *	107,554
922	Supertex, Inc. *	37,396
1,514	Trident Microsystems, Inc. *	33,429
		971,974
Semiconductor Equipment & Products - 0.1%
4,103	Cirrus Logic, Inc. *	33,563

Semiconductors And Related Devices - 0.1%
2,071	Monolithic Power Systems, Inc. *	30,340
2,508	Volterra Semiconductor Corp. *	38,272
		68,612
Software - 0.4%
1,800	Ansys, Inc. *	90,792
925	Factset Research Systems, Inc.	41,542
6,000	RSA Security, Inc. *	90,180
		222,514
Specialty Retail - 3.3%
1,551	The Buckle Inc. *	64,242
756	Childrens Place *	43,976
3,884	Christopher & Banks Corp.	104,635
3,154	Group 1 Automotive, Inc.	191,669
131,803	Movie Gallery, Inc.	657,697
1,380	Select Comfort Corp. *	45,209
96,503	Trans World Entertainment CP *	578,053
		1,685,481
Telecommunication Services - 0.9%
5,473	Cbeyond Communications, Inc.*	108,858
7,245	General Communication - Class A *	94,765
18,553	Time Warner Telecom, Inc. *	282,562
		486,185

Textiles, Apparel & Luxury Goods - 0.4%
2,262	Oxford Industries, Inc.	91,204
3,435	Skechers U.S.A., Inc. - Class A *	92,264
		183,468
Thrifts & Mortgage Finance - 1.8%
2,013	City Bank/Lynnwood WA	92,437
438,080	Ecc Capital Corp.	569,504
4,618	First Niagara Financial Group, Inc. *	65,068
3,145	Provident Financial Holdings, Inc.	87,651
4,486	Sound Federal Bancorp, Inc.	92,770
		907,430
Trading Companies & Distributors - 0.1%
1,950	Interline Brands, Inc. *	47,463

	TOTAL COMMON STOCKS
	(Cost $27,806,341)	$28,174,784

INVESTMENT COMPANIES - 1.3%

30,846	First Trust Dow Jones Select Microcap Index Fund	$673,985

	TOTAL INVESTMENT COMPANIES	$673,985
	(Cost $676,730)

Face Amount		Value
SHORT-TERM INVESTMENTS - 44.1%
U.S. GOVERNEMENT AGENCY OBLIGATION - 43.8%

$22,500,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $22,500,000)	$22,500,000

Shares		Value
MONEY MARKET FUND - 0.3%

135,929	Fidelity Institutional Money Market Portfolio	$135,929
	(Cost $135,929)

	TOTAL SHORT-TERM INVESTMENTS	$22,635,929
	(Cost $22,635,930)

	TOTAL INVESTMENTS - 100.3%	$51,484,698
	(Cost $51,119,001)

	Liabilities in Excess of Other Assets - (0.3)%	(161,398)

	TOTAL NET ASSETS - 100.0%	$51,323,300

Percentages are calculated as a percent of net assets.

*	Non Income Producing

	Evolution Total Return Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 57.1%

Aerospace & Defense - 0.9%
5,526	Honeywell International, Inc.	$227,561
4,983	Raytheon Co.	228,470
		456,031
Building Products - 0.1%
1,602	Masco Corp.	49,694

Capital Markets - 0.5%
1,386	The Bank of New York Co., Inc.	46,057
9,939	Waddell & Reed Financial, Inc.	221,441
		267,498
Chemicals - 2.6%
5,076	Air Products & Chemicals, Inc.	329,179
2,925	Arch Chemicals, Inc.	101,644
10,900	Ashland, Inc.	681,250
2,173	PPG Industries, Inc.	139,811
2,028	Rohm & Haas Co.	102,231
		1,354,115
Commercial Banks - 6.0%
1,541	Astoria Financial Corp.	46,631
1,830	Bank of America Corp.	88,572
897	Bank of Hawaii Corp.	45,505
7,853	Comerica, Inc.	429,952
843	Compass Bancshares, Inc.	46,913
10,961	KeyCorp	391,527
2,256	Marshall & Ilsley Corp.	102,287
7,646	Mercantile Bankshares Corp.	274,874
2,413	National City Corp.	88,991
1,301	PNC Financial Services Group	89,652
1,318	Provident Bankshares Corp.	46,499
4,022	Regions Financial Corp.	136,145
1,762	SunTrust Banks, Inc.	133,401
4,464	Susquehanna Bancshares, Inc.	101,958
15,839	Trustco Bank Corp NY	174,070
10,041	US Bancorp	309,966
1,661	Wachovia Corp.	88,863
678	Wells Fargo & Company	44,999
3,477	Westamerica Bancorporation	168,773
6,144	Whitney Holding Corp.	222,044
1,082	Wilmington Trust Corp.	46,212
		3,077,834
Commercial Services & Supplies - 0.9%
2,304	H&R Block, Inc.	52,416
1,194	Pitney Bowes, Inc.	48,691
2,822	RR Donnelley & Sons Co.	90,812
7,542	Waste Management, Inc.	276,188
		468,107
Construction Materials - 0.4%
2,846	Vulcan Materials Co.	222,130

Containers & Packaging - 3.9%
8,932	Bemis Co.	271,533
24,231	Rock-Tenn Co.	374,853
25,850	Sonoco Products Co.	818,928
13,002	Temple-Inland, Inc.	559,216
		2,024,530
Distributors - 0.2%
2,076	Genuine Parts Co.	89,393

Electric Utilities - 2.5%
6,661	Alliant Energy Corp.	229,138
7,098	Central Vermont Public SERV	127,409
7,862	Cleco Corp.	174,615
3,616	Idacorp, Inc.	120,811
3,297	OGE Energy Corp.	102,636
5,338	Pepco Holdings, Inc.	122,560
1,167	P G & E Corp.	46,307
2,904	Progress Energy, Inc.	122,084
5,791	Puget Energy, Inc.	122,711
6,539	Xcel Energy, Inc.	122,737
		1,291,008
Electrical Equipment - 2.3%
7,533	Baldor Electric Co.	224,257
9,844	Emerson Electric Co.	812,327
2,529	Hubbell, Inc.	127,335
		1,163,919
Financial Services - 0.9%
5,319	Citigroup, Inc.	262,227
4,914	JPMorgan Chase & Co.	209,533
		471,760
Food Products - 1.4%
1,348	Campbell Soup Co.	47,436
1,000	General Mills, Inc.	51,890
2,066	H.J. Heinz Co.	87,495
2,836	Hormel Foods Corp.	101,841
1,080	Kellogg Co.	50,868
12,647	Sanderson Farms, Inc.	387,251
		726,781
Gas Utilities - 0.5%
4,588	Atmos Energy Corp.	123,142
1,387	The Laclede Group, Inc.	46,673
3,540	WGL Holdings, Inc.	101,952
		271,767
Health Care Equipment & Supplies - 0.1%
993	Hillenbrand Industries, Inc.	50,186

Health Care Providers & Services - 0.1%
17,791	Hooper Holmes, Inc.	53,551

Hotels Restaurants & Leisure - 0.2%
3,627	Bob Evans Farms, Inc.	101,157

Household Durables - 1.3%
7,279	Bassett Furniture INDS	123,670
2,340	Blyth, Inc.	49,491
2,225	National Presto Industries, Inc.	120,818
5,194	Newell Rubbermaid, Inc.	137,433
2,509	Whirlpool Corp.	225,609
		657,021
Household Products - 0.2%
838	Colgate-Palmolive Co.	50,565
2,255	WD-40 Co.	73,355
		123,920
Industrial Conglomerates - 0.5%
588	3M Co.	49,192
2,444	Textron, Inc.	222,233
		271,425
Insurance - 6.2%
7,504	Cincinnati Financial Corp.	343,984
19,407	Horace Mann Educators Corp.	325,067
3,951	Lincoln National Corp.	221,967
22,419	Old Republic International Corp.	479,094
4,951	Presidential Life Corp.	123,825
12,376	Protective Life Corp.	548,504
5,889	Safeco Corp.	326,074
8,452	The St. Paul Travelers COS	372,057
11,479	Zenith National Insurance Corp.	459,160
		3,199,732
IT Services - 0.5%
15,085	Startek, Inc.	227,482

Leisure Equipment & Products - 0.2%
3,086	Mattel, Inc.	51,875
1,122	Polaris Industries, Inc.	49,963
		101,838
Machinery - 2.3%
5,491	Barnes Group, Inc.	226,723
3,134	Deere & Co.	268,270
612	Eaton Corp.	45,007
1,255	Harsco Corp.	101,680
4,259	SPX Corp.	224,066
10,562	Timken Co.	331,964
		1,197,710
Manufacturing - 1.5%
6,376	Nucor Corp.	671,202
1,874	The Procter & Gamble Co.	101,664
		772,866
Media - 0.4%
3,556	Lee Enterprises, Inc.	101,666
1,757	Tribune Co.	52,429
6,159	Westwood One, Inc.	49,395
		203,490
Metals & Mining - 1.9%
17,593	Alcoa, Inc.	558,050
6,345	Freeport-McMoRan Copper & Gold, Inc. - Class B	355,256
2,855	Worthington Industries, Inc.	48,621
		961,927
Multi-Utilities & Unregulated Power - 1.5%
10,207	Avista Corp.	227,106
2,902	MDU Resources Group, Inc.	102,963
12,988	Oneok, Inc.	436,267
		766,336
Oil & Gas - 2.1%
2,801	ChevronTexaco Corp.	167,472
6,462	ConocoPhillips	408,980
8,449	Exxon Mobil Corp.	514,628
		1,091,080
Paper & Forest Products - 1.2%
15,706	Glatfelter	274,541
5,126	Weyerhaeuser Co.	327,859
		602,400
Personal Products - 0.3%
4,816	Avon Products, Inc.	152,667

Pharmaceuticals - 1.9%
3,711	Bristol-Myers Squibb Co.	91,105
4,592	Johnson & Johnson	276,531
7,966	Merck & Co., Inc.	265,188
14,214	Pfizer, Inc.	336,303
		969,127
Real Estate - 5.7%
5,156	Apartment Investment & Management Co. - Class A	222,997
3,850	Colonial Properties Trust	172,095
1,983	Developers Diversified Realty Corp.	101,431
6,734	Entertainment Properties Trust	276,431
5,153	Equity Residential	227,247
2,082	Essex Property Trust, Inc.	221,733
3,429	Kilroy Realty Corp.	227,446
4,772	Kimco Realty Corp.	171,076
1,093	Liberty Property Trust	46,540
8,165	LTC Properties, Inc.	179,303
14,388	National Retail Properties, Inc.	277,688
3,529	Prologis	174,509
2,375	Public Storage, Inc.	170,240
1,232	Rayonier, Inc.	47,912
2,152	Sovran Self Storage, Inc.	101,510
8,408	United Dominion Realty Trust, Inc.	227,100
2,692	Weingarten Realty Investors	101,919
		2,947,177
Specialty Retail - 1.1%
11,840	The Sherwin-Williams Co.	572,701

Telecommunication Services - 1.2%
3,481	AT&T, Inc.	90,715
10,500	Commonwealth Telephone ENTRP	347,025
5,315	Verizon Communications, Inc.	165,881
		603,621
Textiles, Apparel & Luxury Goods - 1.5%
11,949	Kellwood Co.	372,689
6,061	VF Corp.	381,419
		754,108
Thrifts & Mortgage Finance - 1.2%
17,848	First Niagara Financial Group, Inc.	251,478
2,738	Harbor Florida Bancshares, Inc.	100,649
7,554	Washington Federal, Inc.	173,289
1,959	Washington Mutual, Inc.	89,938
		615,354
Tobacco - 0.9%
2,042	Reynolds American, Inc.	224,498
5,037	UST, Inc.	221,678
		446,176

	TOTAL COMMON STOCKS
	(Cost $28,968,107)	$29,377,619

Shares		Value
INVESTMENT COMPANIES - 26.3%

7,070	iShares Cohen & Steers Realty Majors Index Fund	$568,782
18,553	iShares Dow Jones US Utilities Sector Index Fund	1,441,939
15,654	iShares Lehman Aggregate Bond Fund	1,533,935
49,685	iShares Lehman Treasury Inflation Protected Securities Fund	4,953,595
21,175	iShares Lehman 7-10 Year Treasury Bond Fund	1,703,105
204,526	PowerShares International Dividend Achievers Portfolio	3,370,589

	TOTAL INVESTMENT COMPANIES
	(Cost $13,670,684)	$13,571,945

Face Amount		Value
SHORT-TERM INVESTMENTS - 17.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%

$9,000,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $9,000,000)	$9,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,000,000)	$9,000,000

	TOTAL INVESTMENTS - 100.9%	$51,949,564
	(Cost $51,638,791)

	Liabilities in Excess of Other Assets - (0.9)%	(484,053)

	TOTAL NET ASSETS - 100.0%	$51,465,511

Percentages are calculated as a percent of net assets.

Evolution Total Return Fund
Schedule of Short Equity Swap Contracts
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares Lehman 20+ Year Bond Fund	63,700	$5,383,856	5/22/2007	$55,350

Spectrum High Yield Plus Fund
Schedule of Investments
May 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 9.8%
Airlines - 0.3%
1,364	Alaska Air Group, Inc.	$52,841

Auto Components - 0.2%
795	BorgWarner, Inc. *	52,295

Capital Markets - 0.5%
978	AG Edwards, Inc. *	52,421
1,169	SEI Investments Co. *	53,061
		105,482
Chemicals - 0.3%
819	FMC Corp. *	52,883

Commercial Banks - 2.7%
795	Bank of America Corp. *	38,478
3,395	The Colonial BancGroup Inc. *	90,511
1,344	Commerce Bancorp Inc. *	52,806
691	Compass Bancshares, Inc. *	38,454
924	Cullen/Frost Bankers, Inc. *	52,391
1,782	Greater Bay Bancorp *	53,121
1,077	KeyCorp *	38,470
1,043	National City Corp. *	38,466
558	PNC Financial Services Group *	38,452
935	Royal Bank of Canada	38,447
580	Wells Fargo & Co. *	38,669
1,064	Whitney Holding Corp. *	38,453
		556,718
Commercial Services & Supplies - 0.9%
648	Avery Dennison Corp. *	38,485
953	The Brink's Co. *	52,367
809	ITT Educational Services, Inc.	52,585
1,050	Waste Management, Inc. *	38,451
		181,888
Containers & Packaging - 0.3%
2,059	Longview Fibre Co. *	52,587

Electric Utilities - 0.6%
2,647	Alliant Energy Corp. *	91,057
1,236	OGE Energy Corp. *	38,476
		129,533
Financial Services - 0.6%
780	Citigroup, Inc. *	38,454
902	JPMorgan Chase & Co. *	38,461
820	Leucadia National Corp. *	52,513
		129,428
Health Care Equipment & Supplies - 0.2%
1,184	Varian, Inc.	52,108

Hotels Restaurants & Leisure - 0.3%
1,379	Scientific Games Corp. - Class A	52,581

Insurance - 0.4%
1,247	American Financial Group Inc. *	52,574
685	Lincoln National Corp. *	38,483
		91,057
Liquefied Petroleum Gas Dealers - 0.2%
850	Energy Transfer Partners LP *	38,454

Machinery - 0.2%
500	Paccar, Inc. *	38,425

Multi-Utilities & Unregulated Power - 0.2%
12,155	Aquila, Inc. *	52,388

Oil & Gas - 0.2%
512	Marathon Oil Corp. *	38,425

Pharmaceuticals - 0.3%
3,168	Perrigo Co. *	53,286
Real Estate - 0.2%
362	AvalonBay Communities, Inc. *	38,480

Real Estate Investment Trusts - 0.4%
795	Archstone-Smith Trust *	38,438
361	Essex Property Trust, Inc. *	38,447
		76,885
Telecommunication Services - 0.2%
1,139	BellSouth Corp. *	38,464

Thrifts & Mortgage Finance - 0.4%
838	IndyMac Bancorp, Inc. *	38,464
1,168	People's Bank/Bridgeport CT *	38,451
		76,915
Tobacco - 0.2%
350	Reynolds American, Inc. *	38,479

	TOTAL COMMON STOCKS
	(Cost $2,000,499)	$1,999,602

INVESTMENT COMPANIES - 3.7%

19,600	Calamos Convertible and High Income Fund	$323,596
4,000	Debt Strategies Fund Inc	27,280
15,200	Evergreen Income Advantage Fund	214,016
12,800	Pimco High Income Fund	191,616

	TOTAL INVESTMENT COMPANIES
	(Cost $723,747)	$756,508

Face Amount		Value
CORPORATE BONDS - 0.2%
Household Products - 0.2%
$60,000	Spectrum Brands, Inc.
	7.375%, 02/01/2015	$49,050

	TOTAL CORPORATE BONDS
	(Cost $61,089)	$49,050

Shares		Value
SHORT-TERM INVESTMENTS - 88.7%
MONEY MARKET FUND - 0.7%

137,846	Fidelity Institutional Money Market Portfolio	$137,846

	TOTAL MONEY MARKET FUND
	(Cost $137,846)	$137,846

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.0%
$17,900,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $17,900,000)	$17,900,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $17,900,000)	$17,900,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,037,846)	$18,037,846

	TOTAL INVESTMENTS - 102.4%
	(Cost $20,823,181)	$20,843,006

	Liabilities in Excess of Other Assets - (2.4)%	(496,994)

	TOTAL NET ASSETS - 100.0%	$20,346,012

Percentages are calculated as a percent of net assets.

*	Non Income Producing

	Spectrum High Yield Plus Fund
	Schedule of Futures Contracts Purchased
	May 31, 2006 (Unaudited)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

47	U.S. Treasury 10-Year
	Note Future Contracts
	Expiring June 2006
	(Underlying Face Amount
	at Market Value $4,935,734)	$25,915

Spectrum High Yield Plus Fund
Schedule of Credit Default Swaps
May 31, 2006 (Unaudited)

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Goldman Sachs & Co.	Dow Jones CDX	Sell	3.95%	$5,044,000	12/20/2010	$150,921

	Spectrum Global Perspective Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 21.7%
207,200	iShares MSCI EAFE Index Fund	$13,557,096
118,500	iShares MSCI Emerging Markets Index Fund	11,103,450

	TOTAL INVESTMENT COMPANIES
	(Cost $24,945,016)	$24,660,546

SHORT-TERM INVESTMENTS - 88.4%
MONEY MARKET FUND - 0.4%
462,893	Fidelity Institutional Money Market Portfolio	$462,893

	TOTAL MONEY MARKET FUND
	(Cost $462,893)	$462,893

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.0%
$100,000,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$100,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $100,000,000)	$100,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $100,462,893)	$100,462,893

	TOTAL INVESTMENTS - 110.1%
	(Cost $125,407,909)	$125,123,439

	Liabilities in Excess of Other Assets - (10.1)%	(11,481,105)

	TOTAL NET ASSETS - 100.0%	$113,642,334

Percentages are calculated as a percent of net assets.

Spectrum Global Perspective Fund
Schedule of Equity Swap Contracts Purchased
May 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	ishares FSTE/Xinhuq China Fund	9,800	$781,844	1/9/2007	$(61,132)

	Spectrum Equity Opportunity Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 34.5%

31,800	iShares MSCI Emerging Markets Index Fund	$2,979,660
138,200	iShares Russell 2000 Index Fund	9,893,738
37,800	Midcap SPDR Trust Series 1	5,305,230

	TOTAL INVESTMENT COMPANIES
	(Cost $18,301,712)	$18,178,628

SHORT-TERM INVESTMENTS - 95.0%
MONEY MARKET FUND - 2.1%
1,098,369	Fidelity Institutional Money Market Portfolio	$1,098,369

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 92.9%
$49,000,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$49,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $50,098,369)	$50,098,369

	TOTAL INVESTMENTS - 129.5%
	(Cost $68,400,081)	$68,276,997

	Liabilities in Excess of Other Assets - (29.5)%	(15,548,445)

	TOTAL NET ASSETS - 100.0%	$52,728,552

Percentages are calculated as a percent of net assets.

	HCM Freedom Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 101.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 101.5%

$60,400,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006
	(Cost $60,400,000)	$60,400,000

Shares		Value
MONEY MARKET FUND - 0.3%
159,049	Fidelity Institutional Money Market Portfolio
	(Cost $159,049)	$159,049

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $60,559,049)	$60,559,049

	TOTAL INVESTMENTS - 101.8%	$60,559,049
	(Cost $60,559,049)

	Liabilities in Excess of Other Assets - (1.8)%	(1,074,926)

	TOTAL NET ASSETS - 100.0%	$59,484,123

Percentages are calculated as a percent of net assets.

	PSI Calendar Effects Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 95.2%

197,400	Midcap SPDR Trust, Series 1	$27,636,000
344,400	iShares Russell 2000 Index Fund	24,655,596

	TOTAL INVESTMENT COMPANIES
	(Cost $52,155,303)	$52,291,596

SHORT-TERM INVESTMENTS - 4.7%
MONEY MARKET FUND - 0.1%
58,099	Fidelity Institutional Money Market Portfolio
	(Cost $58,099)	$58,099

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
$2,500,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$2,500,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $2,500,000)	$2,500,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,558,099)	$2,558,099

	TOTAL INVESTMENTS - 99.9%
	(Cost $54,713,402)	$54,849,695

	Other Assets in Excess of Liabilities - 0.1%	79,324

	TOTAL NET ASSETS - 100.0%	$54,929,019

Percentages are calculated as a percent of net assets.

	PSI Calendar Effects Fund
	Schedule of Futures Contracts Purchased
	May 31, 2006 (Unaudited)

		Unrealized
Contracts		Depreciation
FUTURES CONTRACTS PURCHASED

7	Russell 2000 future contacts
	Expiring June 2006
	(Underlying Face Amount
	at Market Value $2,524,375)	$(10,907)

	U.S. Government Money Market Fund
	Schedule of Investments
	May 31, 2006 (Unaudited)

Face Amount		Value
SHORT-TERM INVESTMENTS - 101.1%

U.S. GOVERNMENT AGENCY OBLIGATIONS - 100.9%

$41,900,000	Federal Home Loan Bank
	Discount Note, 2.65%, 06/01/2006	$41,900,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $41,900,000)	$41,900,000

Shares		Value
MONEY MARKET FUND - 0.2%

85,356	Fidelity Institutional Money Market Portfolio	$85,356

	TOTAL MONEY MARKET FUND
	(Cost $85,356)	$85,356

	TOTAL SHORT-TERM INVESTMENTS - 101.1%
	(Cost $41,985,356)	$41,985,356

	Liabilities in Excess of Other Assets - (1.1)%	(455,415)

	TOTAL NET ASSETS - 100.0%	$41,529,941

Percentages are calculated as a percent of net assets.

The cost basis of investments for federal income tax purposes at 5/31/06 was as follows*:

	U.S./Short Fund	OTC Plus Fund	Small Cap Bull 2.5X Fund	Small Cap Bear 2.5X Fund	Dow 30 Plus Fund

Cost of Investments	5,286,122	18,012,940	3,004,000	17,109,800	7,239,896

Gross unrealized appreciation	-	5,237,583	-	-	1,802,873
Gross unrealized depreciation	-	(12,694,797)	-	-	(4,652,882)

Net unrealized appreciation/depreciation	-	(7,457,214)	-	-	(2,850,009)

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Large Cap Fund	Evolution Small Cap Fund	Evolution Total Return Fund

Cost of Investments	41,409,759	114,588,710	57,724,747	51,119,001	51,638,791

Gross unrealized appreciation	109,532	1,695,695	990,392	963,374	688,978
Gross unrealized depreciation	(416,992)	(2,057,829)	(1,126,341)	(597,677)	(378,205)

Net unrealized appreciation/depreciation	(307,460)	(362,134)	(135,949)	365,697	310,773

	10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund	Dynamic HY Bond Fund	HY Bear Fund	Commdity Bull 2X Fund

Cost of Investments	6,138,871	21,753,981	30,746,643	10,548,298	1,518,077

Gross unrealized appreciation	3,499	-	533,207	-	57,053
Gross unrealized depreciation	(14,419)	-	(1,627,821)	-	(9,597)

Net unrealized appreciation/depreciation	(10,920)	-	(1,094,614)	-	47,456

	Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund	Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund	U.S. Government Money Market Fund

Cost of Investments	2,485,524	18,782,388	1,970,962	3,179,809	41,985,356

Gross unrealized appreciation	59,633	-	68,081	-	-
Gross unrealized depreciation	(23,790)	-	(1,304)	-	-

Net unrealized appreciation/depreciation	35,843	-	66,777	-	-

	Spectrum High Yield Plus Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund	HCM Freedom Fund	PSI Calendar Effects Fund

Cost of Investments	20,825,642	126,774,606	69,228,372	60,559,049	54,713,402

Gross unrealized appreciation	56,010	-	-	-	217,802
Gross unrealized depreciation	(38,646)	(1,651,167)	(951,375)	-	(81,509)

Net unrealized appreciation/depreciation	17,364	(1,651,167)	(951,375)	-	136,293

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Funds

By (Signature and Title)  /s/ Daniel D. O'Neill
                                                  Daniel D. O’Neill, President

Date         7/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Daniel D. O'Neill
                                                     Daniel D. O’Neill, President

Date      7/27/06

By (Signature and Title)*   /s/ Timothy P. Hagan
                                                      Timothy P. Hagan, Chief Financial Officer

Date     7/27/06
* Print the name and title of each signing officer under his or her signature.